DERIVATIVES. (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivatives not designated as hedging instruments

The classification and amounts of the Company's derivatives not designated as hedging instruments, and related cash collateral balances, are as follows (in thousands):

	As of September 30, 2019
	Assets		Liabilities
Type of Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Cash collateral balance	Other current assets	$2,400
Commodity contracts	Derivative instruments	$2,790	Derivative instruments	$3,619

	As of December 31, 2018
	Assets		Liabilities
Type of Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Cash collateral balance	Other current assets	$8,479
Commodity contracts	Derivative instruments	$1,765	Derivative instruments	$6,309

The classification and amounts of the Company's derivatives not designated as hedging instruments, and related cash collateral balances, are as follows (in thousands):

	As of December 31, 2018
	Assets		Liabilities
Type of Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Cash collateral balance	Other current assets	$8,479
Commodity contracts	Derivative assets	$1,765	Derivative liabilities	$6,309

	As of December 31, 2017
	Assets		Liabilities
Type of Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Cash collateral balance	Other current assets	$3,813
Commodity contracts	Derivative assets	$998	Derivative liabilities	$2,307

Schedule of recognized gains (losses) on derivatives

The classification and amounts of the Company's recognized gains (losses) for its derivatives not designated as hedging instruments are as follows (in thousands):

		Realized Gains
		Three Months Ended September 30,
Type of Instrument	Statements of Operations Location	2019	2018
Commodity contracts	Cost of goods sold	$2,262	$916

		Unrealized Losses
		Three Months Ended September 30,
Type of Instrument	Statements of Operations Location	2019	2018
Commodity contracts	Cost of goods sold	$(5,582)	$(1,907)

		Realized Losses
		Nine Months Ended September 30,
Type of Instrument	Statements of Operations Location	2019	2018
Commodity contracts	Cost of goods sold	$(2,150)	$(1,241)

		Unrealized Gains (Losses)
		Nine Months Ended September 30,
Type of Instrument	Statements of Operations Location	2019	2018
Commodity contracts	Cost of goods sold	$3,715	$(3,121)

The classification and amounts of the Company's recognized gains (losses) for its derivatives not designated as hedging instruments are as follows (in thousands):

		Realized Gains (Losses)
		For the Years Ended December 31,
Type of Instrument	Statements of Operations Location	2018	2017	2016

Commodity contracts	Cost of goods sold	$(3,479)	$(4,165)	$1,386
		$(3,479)	$(4,165)	$1,386

		Unrealized Gains (Losses)
		For the Years Ended December 31,
Type of Instrument	Statements of Operations Location	2018	2017	2016

Commodity contracts	Cost of goods sold	$(3,235)	$2,088	$(3,370)
		$(3,235)	$2,088	$(3,370)